Mortgage Servicing Rights - Summary of Principal Balances of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Transfers and Servicing [Abstract]
FHLMC	$ 99,441	$ 85,742